Leases (Details) - Schedule of the Maturity of Operating Lease Liabilities - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of the Maturity of Operating Lease Liabilities [Abstract]
2025	$ 347,294
2026	323,289
2027	141,096
Thereafter
Total lease payments	811,679
Less: imputed interest	(43,129)
Total lease liabilities	$ 768,550	$ 849,714